Finance receivables, net - Components of Finance Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Finance receivables, gross	€ 1,356.7	€ 1,570.0
Unearned interest	0.0	(1.4)
Finance receivables, net	1,356.7	1,568.6
Current portion of finance receivables, gross	1,356.7	1,187.0
Current portion of unearned interest	0.0	(1.4)
Non-current portion of finance receivables, net	€ 0.0	€ 383.0